INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Provision for income taxes

The provision for income taxes consisted of:

	Year Ended December 31,
	2014	2013	2012
	(In thousands)
Other than U.S.:
Current	$21,619	$54,410	$125,402
Deferred	(1,546)	(5,359)	3,802
Total provision for income taxes	$20,073	$49,051	$129,204

Geographic Source of Income Before Provision for Income Taxes

The geographic sources of income before income taxes are as follows:

	Year Ended December 31,
	2014	2013		2012
	(In thousands)
U.S.	(31,124)	$(151,904)		$(92,025)
Other than U.S.	(14,197)	(288,955)		422,967
Income before provision for income taxes	$(45,321)	$(440,859	)(1)	$330,942	(1)

Reconciliation of Panama Statutory Federal Tax Rate to Consolidated Effective Tax Rate

The following is a reconciliation of the Panama statutory federal tax rate to the consolidated effective tax rate:

	Year Ended December 31,
	2014	2013		2012
Panama federal statutory rate	25.0%	25.0%		25.0%
Non-Panama operations	3.5%	-16.4%		-4.4%
Valuation allowance for deferred tax assets	-86.6%	-19.1%		14.7%
Audit settlements and reserves	14.2%	-0.9%		3.0%
Other	-0.4%	0.3%		0.7%
Effective tax rate attributable to continuing operations	-44.3%	-11.1%	(1)	39.0	%(1)
(1)	Rate has been updated to reflect the effect of a pension accounting change, as discussed in Note 1. There has been no change in overall provision for income taxes.

Significant Components of Deferred Tax Assets and Liabilities

Significant components of deferred tax assets and liabilities were as follows:

	December 31,
	2014	2013
Deferred tax assets:
Pension liability	$10,976	$16,658
Accrued liabilities for incentive compensation	19,015	15,032
Net operating loss carryforward	294,722	259,600
State net operating loss carryforward	21,296	24,679
Long-term contracts	39,817	13,504
Other	1,549	4,936
Total deferred tax assets	387,375	334,409
Valuation allowance for deferred tax assets	(331,589)	(292,388)
Deferred tax assets	$55,786	$42,021

Deferred tax liabilities:
Property, plant and equipment	28,815	19,115
Prepaid drydock	10,280	13,025
Investments in joint ventures and affiliated companies	13,583	8,354
Unrealized exchange gains and other	3,162	3,236
Total deferred tax liabilities	$55,840	$43,730

Net deferred tax liability	$54	$1,709

	December 31,
	2014	2013
Deferred tax assets and liabilities in the accompanying consolidated balance sheets include:
Current deferred tax assets	$7,514	$7,091
Noncurrent deferred tax assets	17,313	16,766
Total	$24,827	$23,857
Current deferred tax liabilities	$19,753	$17,892
Noncurrent deferred tax liabilities	5,128	7,674
Total	$24,881	$25,566
Net deferred tax liability	$54	$1,709

Reconciliation of Unrecognized Tax Benefits

A reconciliation of unrecognized tax benefits is as follows (in thousands):

	Year Ended December 31,
	2014	2013	2012
Balance at beginning of period	$40,613	$40,516	$31,664
Increases based on tax positions taken in the current year	3,479	539	10,830
Increases based on tax positions taken in prior years	3,195	3,831	158
Decreases based on tax positions taken in prior years	(863)	(3,688)	(1,465)
Decreases due to lapse of applicable statute of limitation	(12,318)	(585)	(671)
Balance at end of period	$34,106	$40,613	$40,516